Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Mortgage loans	$ 614,380	$ 614,184
Financial liabilities
Liability for collateral	60,931	99,668	$ 101,095	$ 62,610
Carrying value
Financial assets
Mortgage loans	614,380	614,814
Cost method limited partnerships	72,477	64,490
Financial liabilities
Contractholder funds on investment contracts	2,102,051	2,271,861
Liability for collateral	60,931	99,668
Fair value
Financial assets
Mortgage loans	616,368	634,950
Cost method limited partnerships	77,122	72,142
Financial liabilities
Contractholder funds on investment contracts	2,220,926	2,355,015
Liability for collateral	$ 60,931	$ 99,668